                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE

                 Report for the Quarter Ended December 31, 2001.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 12, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT MAY HAVE EXPIRED.

Institutional Investment Manager Filing this Report:

Name:          WS Capital, L.L.C.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                   Contact Person: Joseph I. Worsham, II
Title:    Member
Phone:    214-756-6056

Signature, Place, and Date of Signing:

  /S/ Reid S. Walker          Dallas, Texas              August 19, 2003
  ------------------         ------------------------   -----------------

Because this form is an amendment to a Form 13F which was previously filed by WS Capital L.L.C., it is being filed by WS Capital, L.L.C., however WS Capital Management, L.P., not WS Capital, L.L.C. (which is the general partner of WS Capital Management, L.P.), is the institutional investment manager which is the appropriate filing entity for and is the entity which has investment discretion over the securities disclosed in this Form 13F. WS Capital, L.L.C. has ceased to file new Forms 13F and all future Forms 13F which would have previously been filed by WS Capital, L.L.C. will be filed by WS Capital Management, L.P.

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           54


Form 13F Information Table Value Total:           $104,126



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER               CLASS      CUSIP      [x$1000]   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE           SHARED    NONE
ALLIANCE
SEMICONDUCTOR CORP     COM      01877H100    1,238     102,500   SH               SOLE             102,500(1)
AMERIPATH INC          COM      03071D109    4,962     153,800   SH              SHARED                             153,800(2)
ASCENTIAL SOFTWARE
CORP                   COM      04362P108    1,294     319,600   SH              SHARED                             319,600(2)
ASHWORTH INC           COM      04516H101    2,642     334,800   SH              SHARED                             334,800(2)
ACLN LTD               ORD      M01764105      510      55,000   SH              SHARED                              55,000(2)
BROADWING INC          COM      111620100    1,520     160,000   SH              SHARED                             160,000(2)
CERAGON NETWORKS
LTD                    ORD      M22013102      143      32,000   SH              SHARED                              32,000(3)
COBRA ELECTRS CORP     COM      191042100      154      24,500   SH              SHARED                              24,500(3)
CRYPTOLOGIC INC        COM      228906103    1,555      87,600   SH              SHARED                              87,600(2)
ELITE INFORMATION
GROUP INC              COM      28659M106      868      70,000   SH              SHARED                              70,000(2)
EVOLVING SYS INC       COM      30049R100       87     110,000   SH              SHARED                             110,000(3)
EXE TECHNOLIGIES INCV  COM      301504106      310      61,000   SH              SHARED                              61,000(2)
GLOBAL-TECH
APPLIANCES INC         ORD      G39320109      802     155,800   SH               SOLE             155,800(1)
HI / FN INC            COM      428358105      767      53,000   SH              SHARED                              53,000(2)
HEALTH MGMT SYS INC    COM      42219M100    1,736     551,250   SH              SHARED                             551,250(2)

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER               CLASS      CUSIP      [x$1000]   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE           SHARED    NONE
HOLLY CORP             COM PAR  435758305    1,827      94,900   SH               SOLE              94,900(1)
                       $0.01
HYPERION SOLUTIONS
CORP                   COM      44914M104      298      15,000   SH               SOLE              15,000(1)
ICN PHARMACEUTICALS
INC NEW                COM      448924100    3,350     100,000   SH              SHARED                             100,000(2)
IOMEGA CORP            COM NEW  462030305    2,330     279,000   SH              SHARED                             279,000(2)
ISTAR FINL INCV        COM      45031U101    7,178     287,700   SH              SHARED                             287,700(2)
JNI CORPV              COM      46622G105      681      81,900   SH              SHARED                              81,900(2)
KEYNOTE SYS INC        COM      493308100      655      70,000   SH              SHARED                              70,000(2)
LIBERTE INVS INC DEL   COM      530154103    1,230     315,500   SH               SOLE             315,500(1)
MAXTOR CORP            COM NEW  577729205    2,757     434,900   SH              SHARED                             434,900(2)
MED-DESIGN CORP        COM      583926100      591      30,000   SH              SHARED                              30,000(2)
METHODE ELECTRS INC    CL A     591520200    5,651     706,400   SH              SHARED                             706,400(2)
MOORE CORP LTD         COM      615785102    9,520   1,002,100   SH              SHARED                           1,002,100(2)
NABORS INDS INCV       COM      629568106      687      20,000   SH              SHARED                              20,000(2)
NEOMAGIC CORP          COM      640497103    1,560     443,200   SH              SHARED                             443,200(2)
NEWPARK RES INC        COM PAR  651718504      672      85,000   SH              SHARED                              85,000(2)
                       $01NEW
ODYSSEY HEALTHCARE
INC                    COM      67611V101      947      36,500   SH              SHARED                              36,500(2)
PARK CITY CORP         COM      702145103    4,528     602,900   SH              SHARED                             602,900(2)
PATTERSON UTI ENERGY
INC                    COM      703481101    1,364      58,500   SH              SHARED                              58,500(2)
PEAK INTL LTD          ORD      G69586108    4,775     636,700   SH              SHARED                             636,700(2)

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER               CLASS      CUSIP      [x$1000]   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE           SHARED    NONE
PLAINS RES INCV        COM      726540503    1,462      59,400   SH              SHARED                              59,400(2)
PRACTICEWORKS INC      COM      739419109      404      40,500   SH              SHARED                              40,500(3)
PRIDE INTL INC DEL     COM      74153Q102    1,133      75,000   SH               SOLE              75,000(1)
PROFIT RECOVERY
GROUP INTL INC         COM      743168106    5,004     614,000   SH              SHARED                             614,000(2)
RANGE RES CORP         COM      75281A109    1,024     225,000   SH              SHARED                             225,000(2)
RIGGS NATL CORP
WASH DC                COM      766570105    1,601     114,600   SH              SHARED                             114,600(2)
SAFENET INC            COM      78645R107      701      37,000   SH              SHARED                              37,000(2)
SCHWEITZER-MAUDUIT
INTL INC               COM      808541106      964      40,600   SH               SOLE              40,600(1)
SERVICE CORP INTL      COM      817565104    1,098     220,000   SH               SOLE             220,000(1)
SHOE CARNIVAL INC      COM      824889109    1,501     108,200   SH              SHARED                             108,200(2)
SOLA INTL INC          COM      834092108    3,740     192,800   SH              SHARED                             192,800(2)
SOUNDVIEW TECHNOLOGY
GROUP NEW              COM      83611Q109      343     147,200   SH              SHARED                             147,200(2)
SYNAGRO TECHNOLOGIES
INC                    COM NEW  871562203      898     410,200   SH              SHARED                             410,200(2)
TAKE-TWO INTERACTIVE
SOFTWARE               COM      874054109    1,436      88,800   SH              SHARED                              88,800(2)
TRIAD HOSPITALS INC    COM      89579K109    7,382     251,500   SH              SHARED                             251,500(2)
TURNSTONE SYSTEMS
INC                    COM      900423104    1,089     274,300   SH              SHARED                             274,300(2)
US ONCOLOGY INC        COM      90338W103      543      72,000   SH              SHARED                              72,000(2)
UNITED THERAPEUTICS
CORP DEL               COM      91307C102    1,509     145,000   SH              SHARED                             145,000(2)

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER               CLASS      CUSIP      [x$1000]   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE           SHARED    NONE
VYYO INC               COM      918458100      185     127,500   SH              SHARED                             127,500(2)
VALERO ENERGY CORP
NEW                    COM      91913Y100    2,924      76,700   SH              SHARED                              76,700(2)


--------

(1) WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (ii) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International, Ltd.

(2) WS Capital, L.L.C. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and
(ii) Walker Smith International, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity International, Ltd. Reid S. Walker and G. Stacy Smith as control persons for both WS Capital, L.L.C. and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith control a majority of the voting rights of WSV Management, L.L.C.